FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUES
Summary of fair values of financial assets and financial liabilities

Financial Instruments as of 12/31/2020	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	—	—	—	—
- Debt securities at fair value through profit or loss	9,632,732	239,171	—	9,871,903
- Derivatives	143,944	—	—	143,944
- Other financial assets	3,407,891	—	—	3,407,891
- Other debt securities	6,353,196	28,181,585	—	34,534,781
- Financial assets pledged as collateral	4,687,488	—	—	4,687,488
- Investments in Equity Instruments	87,131	29,197	—	116,328
Total Assets	24,312,382	28,449,953	—	52,762,335
Liabilities
- Liabilities at fair value through profit or loss	2,002,005	—	—	2,002,005
- Derivatives	1,995	—	—	1,995
- Other financial liabilities	7,326,629	—	—	7,326,629
Total Liabilities	9,330,629	—	—	9,330,629

Financial Instruments as of 12/31/2019	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	—	—	—	—
- Debt securities at fair value through profit or loss	768,963	—	4,998	773,961
- Derivatives	350,680	—	—	350,680
- Other financial assets	1,499,631	—	—	1,499,631
- Other debt securities	9,762,875	—	—	9,762,875
- Financial assets pledged as collateral	6,704,298	—	—	6,704,298
- Investments in Equity Instruments	7,891	11,957	—	19,848
Total Assets	19,094,338	11,957	4,998	19,111,293
Liabilities
- Liabilities at fair value through profit or loss	258,060	—	—	258,060
- Other financial liabilities	8,163,994	—	—	8,163,994
Total Liabilities	8,422,054	—	—	8,422,054

Summary of reconciliation of the financial instruments

FV level 3	12/31/2019	Transfers	Additions	Disposals	P/L	12/31/2020
Assets
- Debt securities at fair value through profit or loss	4,998	—	—	4,998	—	—

Summary of difference between carrying amount and fair value of assets and liabilities

Other Financial Instruments as of 12/31/2020	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	36,674,869	36,674,869	36,674,869	—	—
-Other financial assets	877,330	877,330	877,330	—	—
-Loans and other financing	105,395,186	112,402,330	—	—	112,402,330
-Reverse Repo transactions	22,354,735	22,354,735	22,354,735	—	—
- Other Debt Securities	6,325,194	6,325,194	6,325,194	—	—
-Financial assets in guarantee	217,447	217,447	217,447	—	—
	171,844,761	178,851,905	66,449,575	—	112,402,330
Financial Liabilities
-Deposits	178,641,594	179,320,910	—	—	179,320,910
-Other financial liabilities	202,260	202,260	202,260	—	—
-Financing received from the BCRA and other financial institutions	5,852,292	5,607,896	—	—	5,607,896
- Unsubordinated Negotiable obligations	4,226,748	4,226,748	4,226,748	—	—
- Subordinated Negotiable Obligations	1,140,469	1,192,293	1,192,293	—	—
	190,063,363	190,550,107	5,621,301	—	184,928,806

Other Financial Instruments as of 12/31/2019	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	35,945,335	35,904,615	35,904,615	—	—
-Other financial assets	1,355,055	1,355,055	1,355,055	—	—
-Loans and other financing	119,817,347	124,755,831	—	—	124,755,831
- Other Debt Securities	4,475,465	4,588,171	4,588,171	—	—
-Financial assets in guarantee	557,038	557,038	557,038	—	—
	162,150,240	167,160,710	42,404,879	—	124,755,831
Financial Liabilities
-Deposits	121,176,255	121,178,488	—	—	121,178,488
-Repo transactions	435,401	435,401	435,401	—	—
-Other financial liabilities	4,245,990	4,321,690	4,321,690	—	—
-Financing received from the BCRA and other financial institutions	12,276,610	11,950,528	—	—	11,950,528
- Unsubordinated Negotiable obligations	8,286,163	8,286,163	8,286,163	—	—
- Subordinated Negotiable Obligations	2,886,028	3,223,964	3,223,964	—	—
	149,306,447	149,396,234	16,267,218	—	133,129,016

Summary of equity instruments measured at fair value with changes in profit or loss

	12/31/2020	12/31/2019
Grupo Financiero Galicia S.A.	74,881	7,891
Pampa Holding S.A	8,286	—
Loma Negra S.A.	3,179	—
Others	785	—
Total	87,131	7,891

Summary of equity instruments measured at fair value with changes in other comprehensive income

	FV at	Loss		FV at
Detail	12/31/2019	through OCI	Additions	12/31/2020
MAE	6,276	(1,666)	—	4,610
SEDESA	2,197	(583)	—	1,614
COELSA	1,251	(332)	—	919
PROVINCANJE	371	(100)	—	271
CUYO AVAL SGR	1,428	8	—	1,436
ARGENCONTROL	170	(45)	—	125
LOS GROBO SGR	95	(22)	—	73
IEBA SA	83	(22)	—	61
MODO	—	(25,089)	45,043	19,954
Others	86	48	—	134
Total	11,957	(27,803)	45,043	29,197

	FV at	Income	FV at
Detail	12/31/2018	through OCI	12/31/2019
MAE	9,655	(3,379)	6,276
SEDESA	3,380	(1,183)	2,197
COELSA	1,925	(674)	1,251
PROVINCANJE	568	(197)	371
CUYO AVAL SGR	1,883	(455)	1,428
ARGENCONTROL	263	(93)	170
LOS GROBO SGR	437	(342)	95
IEBA SA	127	(44)	83
Others	194	(108)	86
Total	18,432	(6,475)	11,957